Accrued Payroll and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued Payroll And Other Liabilities
Accrued payroll and other liabilities consist of the following at year end:

	2016	2015
Current:
Accrued payroll	$95,754	$74,559
Advances related to pending sales of property and equipment and restaurant businesses	34,341	4,939
Accrued expenses	9,492	11,817
Other liabilities	4,855	1,797
	$144,442	$93,112
Non-current:
Deferred rent	13,782	12,170
Other liabilities	9,978	7,211
	$23,760	$19,381